LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Sep. 30, 2015
LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES
LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES

4.LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES

Loans receivable at September 30, 2015 and 2014 are summarized as follows:

	2015	2014
Single-family residential:
Residential first mortgage	$318,267,276	$273,370,228
Residential second mortgage	41,822,172	39,554,425
Home equity lines of credit	70,530,171	90,179,064

Total single-family residential	430,619,619	403,103,717

Commercial:
Commercial and multi-family real estate:
Owner-occupied	147,654,718	134,609,203
Non-owner occupied	253,216,014	261,948,139
Land acquisition and development	32,584,435	37,051,375
Real estate construction and development	79,389,600	46,777,239
Commercial and industrial	258,229,211	235,296,970

Total commercial	771,073,978	715,682,926

Consumer and installment	1,650,965	4,024,628

	1,203,344,562	1,122,811,271
Add (less):
Deferred loan costs	5,243,573	4,669,148
Loans in process	(4,419,624)	(640,508)
Allowance for loan losses	(15,799,107)	(15,978,421)

Total	$1,188,369,404	$1,110,861,490

Weighted average rate at end of year	3.97%	4.11%

The Bank has made loans to officers and directors in the ordinary course of business on substantially the same terms and conditions, including interest rates and collateral, as those prevailing for comparable transactions with other customers and did not, in the opinion of management, involve more than normal credit risk at the time of origination.

Changes in loans to executive officers and directors for the years ended September 30, 2015 and 2014 are summarized as follows:

Balance, September 30, 2013	$1,533,245
Additions	1,017,031
Repayments	(1,004,425)
Other changes	112,346

Balance, September 30, 2014	1,658,197
Additions	729,706
Repayments	(1,066,858)
Other changes	(161,499)

Balance, September 30, 2015	$1,159,546

Other changes represent changes in the composition of executive officers and directors that occurred during the years ended September 30, 2015 and 2014.  Home equity lines of credit to executive officers and directors totaled $809,000, of which $97,000 had been disbursed as of September 30, 2015.

At September 30, 2015 and 2014, the Bank was servicing loans for others totaling approximately $3.5 million and $4.9 million, respectively. Servicing loans for others generally consists of collecting mortgage payments, maintaining escrow accounts, disbursing payments to investors and foreclosure processing. Loan servicing income is recorded on the accrual basis and includes servicing fees received from investors and certain charges collected from borrowers.

Allowance for Loan Losses

The Company maintains an allowance for loan losses to absorb probable losses in the Company’s loan portfolio.  Loan charge-offs are charged against and recoveries are credited to the allowance.  Provisions for loan losses are charged to income and credited to the allowance in an amount necessary to maintain an adequate allowance given the risks identified in the entire portfolio.  The allowance is comprised of specific allowances on impaired loans (assessed for loans that have known credit weaknesses) and pooled or general allowances based on a number of factors discussed below, including historical loan loss experience and qualitative risk factors for each loan type.  The allowance is based upon management’s estimates of probable losses inherent in the entire loan portfolio.

In general, impairment losses on all single-family residential real estate loans that become 180 days past due and all consumer loans that become 120 days past due are recognized through charge-offs to the allowance for loan losses.  For impaired, single-family residential real estate and consumer loans that do not meet these criteria, management considers many factors before charging off a loan and might establish a specific reserve in lieu of a charge-off if management determines that the circumstances affecting the collectability of the loan are subject to change.  While the delinquency status of the loan is a primary factor in determining whether to establish a specific reserve or record a charge-off, other key factors are considered, including the overall financial condition of the borrower, the progress of management’s collection efforts and the value of the underlying collateral.  For purposes of determining the general allowance for loan losses, all residential and consumer loan charge-offs and changes in the level of specific reserves are included in the determination of historical loss rates for each pool of loans with similar risk characteristics, as described below.

For commercial loans, all or a portion of a loan is charged off when circumstances indicate that a loss is probable and there is no longer a reasonable expectation that a change in such circumstances will result in the collection of the full amount of the loan.  Similar to single-family residential real estate loans, management considers many factors before charging off a loan and might establish a specific reserve in lieu of a charge-off if management determines that the circumstances affecting the collectability of the loan are subject to change.  While the delinquency status of the loan is a primary factor, other key factors are considered and the Company does not charge off commercial loans based solely on a predetermined length of delinquency.  The other factors considered include the overall financial condition of the borrower, the progress of management’s collection efforts and the value of the underlying collateral.  For purposes of determining the general allowance for loan losses, all commercial loan charge-offs and changes in the level of specific reserves are included in the determination of historical loss rates for each pool of loans with similar risk characteristics, as described below.

For purposes of determining the general allowance for loan losses, the Company has segmented its loan portfolio into the following pools (or segments) that have similar risk characteristics: residential loans, commercial loans and consumer loans.  Loans within these segments are further divided into subsegments, or classes, based on the associated risks within these subsegments. Residential mortgage loans are divided into three classes, including single-family first mortgage loans, single-family second mortgage loans and home equity lines of credit.  Commercial loans are divided into four classes, including land acquisition and development loans, real estate construction and development loans, commercial and multi-family real estate loans, and commercial and industrial loans.  Consumer loans are not subsegmented because of the small balance in this segment.

The following is a summary of the significant risk characteristics for each segment of loans:

Residential mortgage loans are secured by one- to four-family residential properties with loan-to-value ratios at the time of origination generally equal to 80% or less.  Loans with loan-to-value ratios of greater than 80% at the time of origination generally require private mortgage insurance.  Second mortgage loans and home equity lines of credit generally involve greater credit risk than first mortgage loans because they are secured by mortgages that are subordinate to the first mortgage on the property.  If the borrower is forced into foreclosure, the Company will receive no proceeds from the sale of the property until the first mortgage loan has been completely repaid.  Second mortgage loans and home equity lines of credit often have high loan-to-value ratios when combined with the first mortgage loan on the property.  Loans with high combined loan-to-value ratios will be more sensitive to declining property values than loans with lower combined loan-to-value ratios, and therefore, may experience a higher incidence of default and severity of losses.  Prior to 2008, the Company offered second mortgage loans that exceeded 80% combined loan-to-value ratios, which were priced with enhanced yields.  The Company continues to offer second mortgage loans, but only up to 80% of the collateral values and on a limited basis to credit-worthy borrowers.  However, the current underwriting guidelines are more stringent due to the adverse economic environment that existed over the past several years.  Since substantially all home equity lines of credit are originated in conjunction with the origination of first mortgage loans eligible for sale in the secondary market, and the Company typically does not service the related first mortgage loans if they are sold, the Company may be unable to track the delinquency status of the related first mortgage loans and whether such loans are at risk of foreclosure by others.

Home equity lines of credit are initially offered as “revolving” lines of credit whereby funds can be borrowed during a “draw” period. The only required payments during the draw period are scheduled monthly interest payments.  In previous years, the Company offered home equity lines of credit with ten-year maturities that included a draw period for the entire ten years. The full principal amount was due at the end of the draw period as a lump-sum balloon payment and no required monthly principal payments were due prior to maturity.  Beginning in 2012, the Company discontinued this product and began offering home equity lines of credit with 15-year maturities, including an initial five-year draw period requiring interest-only payments, followed by the required monthly payment of principal and interest on a fully-amortizing basis for the remaining ten-year term.  The conversion of a home equity line of credit to a fully amortizing basis presents an increased level of default risk to the Company since the borrower no longer has the ability to make principal draws on the line, and the amount of the required monthly payment could substantially increase to provide for scheduled repayment of principal and interest.  At September 30, 2015, all of the Company’s home equity lines of credit were in the interest-only payment phase and all of its second mortgage loans were fully amortizing.  The following table summarizes when the draw periods of home equity lines of credit at September 30, 2015 are scheduled to end and the principal amount is to be repaid as a lump-sum balloon payment or the line converts to a fully-amortizing basis:

Principal Balance
at September 30,
2015
(In thousands)
Amount converting to fully-amortizing basis during year ended September 30,
2016	$15,749
2017	18,002
2018	22,728
2019	7,987
Thereafter	6,064

Total	$70,530

Commercial loans represent loans to varying types of businesses, including municipalities, school districts and nonprofit organizations, to finance real estate investments, support working capital, operational needs and term financing of equipment.  Repayment of such loans is generally provided through operating cash flows of the business.  Commercial and multi-family real estate loans include loans secured by real estate occupied by the borrower for ongoing operations, non-owner-occupied real estate leased to one or more tenants and greater-than-four-family apartment buildings.  Land acquisition and development loans are made to borrowers to fund infrastructure improvements to vacant land to create finished marketable residential and commercial lots or land.  Most land development loans are originated with the intent that the loans will be paid through the sale of developed lots or land by the developers generally within twelve months of the completion date.  Real estate construction and development loans include secured loans for the construction of residential properties by real estate professionals and, to a lesser extent, individuals, and business properties that often convert to a commercial real estate loan at the completion of the construction period.  Commercial and industrial loans include loans made to support working capital, operational needs and term financing of equipment and are generally secured by equipment, inventory, accounts receivable and personal guarantees of the owner.  Repayment of such loans is generally provided through operating cash flows of the business, with the liquidation of collateral as a secondary repayment source.

Consumer loans primarily include loans secured by savings accounts and automobiles.  Savings account loans are fully secured by restricted deposit accounts held at the Bank.  Automobile loans include loans secured by new and pre-owned automobiles.

In determining the allowance and the related provision for loan losses, the Company establishes valuation allowances based upon probable losses identified during the review of impaired loans. These estimates are based upon a number of factors, such as payment history, financial condition of the borrower, expected future cash flows and discounted collateral exposure.  For further information, see the discussion of impaired loans below.  In addition, all loans that are not evaluated individually for impairment and any individually evaluated loans determined not to be impaired are segmented into groups based on similar risk characteristics, as described above.  Historical loss rates for each risk group, which are updated quarterly, are quantified using all recorded loan charge-offs and recoveries, changes in specific allowances on loans and real estate acquired through foreclosure, and any gains and losses on the final disposition of real estate acquired through or in lieu of foreclosure over a prescribed look-back period.  These historical loss rates for each risk group are used as the starting point to determine the level of the allowance.  The Company’s methodology incorporates an estimated loss emergence period for each risk group.  The loss emergence period is the period of time from when a borrower experiences a loss event and when the actual loss is recognized in the financial statements, generally at the time of initial charge-off of the loan balance.  The Company’s methodology also includes qualitative risk factors that allow management to adjust its estimates of losses based on the most recent information available and to address other limitations in the quantitative component that is based on historical loss rates.  Such risk factors are generally reviewed and updated quarterly, as appropriate, and are adjusted to reflect actual changes and anticipated changes in national and local economic conditions and developments, the volume and severity of delinquent and internally classified loans, including the impact of scheduled loan maturities, conversion of home equity lines of credit to a fully amortizing basis, loan concentrations, assessment of trends in collateral values, assessment of changes in borrowers’ financial stability, and changes in lending policies and procedures, including underwriting standards and collections, charge-off and recovery practices.

In addition, various regulatory agencies, as an integral part of their examination process, periodically review the allowance for loan losses.  Such agencies may require the Company to modify its allowance for loan losses based on their judgment about information available to them at the time of their examination.

The following table summarizes the activity in the allowance for loan losses for the years ended September 30, 2015, 2014 and 2013:

	2015	2014	2013
Balance, beginning of year	$15,978,421	$18,306,114	$17,116,595
Provision charged to expense	2,000,000	1,210,000	12,090,000
Charge-offs:
Single-family residential loans:
Residential first mortgage	806,155	1,771,410	3,364,443
Residential second mortgage	398,404	618,306	1,632,770
Home equity lines of credit	1,095,761	1,577,280	2,401,726

Total single-family residential loans	2,300,320	3,966,996	7,398,939

Commercial loans:
Commercial and multi-family real estate	358,546	15,215	1,012,650
Land acquisition and development	—	1,882,765	73,094
Real estate construction and development	—	—	259,743
Commercial and industrial	60,659	995	6,833,856

Total commercial loans	419,205	1,898,975	8,179,343

Consumer and installment	227,908	127,673	107,094

Total charge-offs	2,947,433	5,993,644	15,685,376

Recoveries:
Single-family residential loans:
Residential first mortgage	157,942	396,557	79,968
Residential second mortgage	189,112	91,735	232,353
Home equity lines of credit	246,457	323,046	544,177

Total single-family residential loans	593,511	811,338	856,498

Commercial loans:
Commercial and multi-family real estate	92,305	764,868	1,638,249
Land acquisition and development	8,000	600	23,160
Real estate construction and development	3,904	260	1,800,303
Commercial and industrial	42,752	848,122	421,464

Total commercial loans	146,961	1,613,850	3,883,176

Consumer and installment	27,647	30,763	45,221

Total recoveries	768,119	2,455,951	4,784,895

Net charge-offs	2,179,314	3,537,693	10,900,481

Balance, end of year	$15,799,107	$15,978,421	$18,306,114

The following table summarizes, by loan portfolio segment, the changes in the allowance for loan losses for the years ended September 30, 2015 and 2014, respectively.

	September 30, 2015
	Residential
	Real Estate	Commercial	Consumer	Unallocated	Total
Activity in allowance for loan losses:
Balance, beginning of year	$7,671,441	$8,084,608	$28,797	$193,575	$15,978,421
Provision charged (credit) to expense	(95,458)	2,088,617	193,159	(186,318)	2,000,000
Charge-offs	(2,300,320)	(419,205)	(227,908)	—	(2,947,433)
Recoveries	593,511	146,961	27,647	—	768,119

Balance, end of year	$5,869,174	$9,900,981	$21,695	$7,257	$15,799,107

	September 30, 2014
	Residential
	Real Estate	Commercial	Consumer	Unallocated	Total
Activity in allowance for loan losses:
Balance, beginning of year	$9,973,713	$8,110,926	$24,947	$196,528	$18,306,114
Provision charged (credit) to expense	853,386	258,807	100,760	(2,953)	1,210,000
Charge-offs	(3,966,996)	(1,898,975)	(127,673)	—	(5,993,644)
Recoveries	811,338	1,613,850	30,763	—	2,455,951

Balance, end of year	$7,671,441	$8,084,608	$28,797	$193,575	$15,978,421

The following table summarizes the information regarding the balance in the allowance and the recorded investment in loans by impairment method as of September 30, 2015 and 2014, respectively.

	September 30, 2015
	Residential
	Real Estate	Commercial	Consumer	Unallocated	Total
Allowance balance at end of year based on:
Loans individually evaluated for impairment	$977,140	$44,972	$—	$—	$1,022,112
Loans collectively evaluated for impairment	4,892,034	9,856,009	21,695	7,257	14,776,995
Loans acquired with deteriorated credit quality	—	—	—	—	—

Total balance, end of year	$5,869,174	$9,900,981	$21,695	$7,257	$15,799,107

Recorded investment in loans receivable at end of year:
Total loans receivable	$434,158,827	$768,357,268	$1,652,416		$1,204,168,511
Loans receivable individually evaluated for impairment	13,609,898	4,086,219	—		17,696,117
Loans receivable collectively evaluated for impairment	420,548,929	764,271,049	1,652,416		1,186,472,394
Loans receivable acquired with deteriorated credit quality	—	—	—		—

	September 30, 2014
	Residential
	Real Estate	Commercial	Consumer	Unallocated	Total
Allowance balance at end of year based on:
Loans individually evaluated for impairment	$1,048,993	$149,631	$—	$—	$1,198,624
Loans collectively evaluated for impairment	6,622,448	7,934,977	28,797	193,575	14,779,797
Loans acquired with deteriorated credit quality	—	—	—	—	—

Total balance, end of year	$7,671,441	$8,084,608	$28,797	$193,575	$15,978,421

Recorded investment in loans receivable at end of year:
Total loans receivable	$406,213,818	$716,595,562	$4,030,531		$1,126,839,911
Loans receivable individually evaluated for impairment	16,915,315	10,222,559	14,618		27,152,492
Loans receivable collectively evaluated for impairment	389,298,503	706,373,003	4,015,913		1,099,687,419
Loans receivable acquired with deteriorated credit quality	—	—	—		—

Impaired Loans

The following is a summary of the unpaid principal balance and recorded investment of impaired loans as of September 30, 2015 and 2014.  The unpaid principal balances and recorded investments have been reduced by all partial charge-offs of the related loans to the allowance for loan losses. The recorded investment of certain loan categories exceeds the unpaid principal balance of such categories as the result of the deferral and capitalization of certain direct loan origination costs, net of any origination fees collected, under ASC Topic 310-20-30.

	September 30, 2015		September 30, 2014
	Unpaid		Unpaid
	Principal		Principal
	Balance		Balance
	Net of	Recorded	Net of	Recorded
	Charge-offs	Investment	Charge-offs	Investment
Classified as non-performing loans: (1)
Non-accrual loans	$5,538,920	$5,577,568	$10,397,909	$10,453,775
Troubled debt restructurings current under restructured terms	9,768,545	9,838,465	10,985,340	11,068,219
Troubled debt restructurings past due under restructured terms	2,267,010	2,280,083	5,589,008	5,630,498

Total non-performing loans	17,574,475	17,696,116	26,972,257	27,152,492
Troubled debt restructurings returned to accrual status	15,611,280	15,696,800	18,963,927	19,053,073

Total impaired loans	$33,185,755	$33,392,916	$45,936,184	$46,205,565

(1)	All non-performing loans at September 30, 2015 and 2014 were classified as non-accrual.

A loan is considered to be impaired when, based on current information and events, management determines that the Company will be unable to collect all amounts due according to the loan contract, including scheduled interest payments.  When a loan is identified as impaired, the amount of impairment loss is measured based on either the present value of expected future cash flows, discounted at the loan’s effective interest rate, or for collateral-dependent loans, observable market prices or the current fair value of the collateral.  See Impaired Loans under Note 18,  Fair Value Measurements.  If the amount of impairment loss is measured based on the present value of expected future cash flows, the entire change in present value is recorded in the provision for loan losses.  If the fair value of the collateral is used to measure impairment of a collateral-dependent loan and repayment or satisfaction of the loan is dependent on the sale of the collateral, the fair value of the collateral is adjusted to consider estimated costs to sell.  However, if repayment or satisfaction of the loan is dependent only on the operation, rather than the sale of the collateral, the measurement of impairment does not incorporate estimated costs to sell the collateral.  If the value of the impaired loan is determined to be less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), an impairment charge is recognized through a provision for loan losses.  The following table summarizes the principal balance, net of amounts charged off, of impaired loans at September 30, 2015 and 2014 by the impairment method used.

	2015	2014
	(In thousands)
Fair value of collateral method	$24,018	$34,508
Present value of cash flows method	9,168	11,428

Total impaired loans	$33,186	$45,936

Loans considered for individual impairment analysis include loans that are past due, loans that have been placed on non-accrual status, troubled debt restructurings, loans with internally assigned credit risk ratings that indicate an elevated level of risk, and loans that management has knowledge of or concerns about the borrower’s ability to pay under the contractual terms of the note.  Residential and consumer loans to be evaluated for impairment are generally identified through a review of loan delinquency reports, internally-developed risk classification reports, and discussions with the Bank’s loan collectors.  Commercial loans evaluated for impairment are generally identified through a review of loan delinquency reports, internally-developed risk classification reports, discussions with loan officers, discussions with borrowers, periodic individual loan reviews and local media reports indicating problems with a particular project or borrower. Commercial loans are individually reviewed and assigned a credit risk rating periodically by the internal loan committee.  See discussion of credit quality below.

The following tables contain summaries of the unpaid principal balances of impaired loans segregated by loans that had partial charge-offs recorded and loans with no partial charge-offs recorded, and the related recorded investments and allowance for loan losses as of September 30, 2015 and 2014.  The recorded investments have been reduced by all partial charge-offs.

	September 30, 2015
	Loans with Partial Charge-offs Recorded			Unpaid	Total
			Unpaid	Principal	Unpaid	Total
			Principal	Balance	Principal	Recorded
		Less	Balance	of Loans	Balance	Investment	Related
	Unpaid	Amount of	Net of	With No	Net of	Net of	Allowance
	Principal	Partial	Partial	Partial	Partial	Partial	For Loan
	Balance	Charge-offs	Charge-offs	Charge-offs	Charge-offs	Charge-offs	Losses
WITH NO RELATED ALLOWANCE RECORDED:
Single-family residential loans:
Residential first mortgage	$4,350,788	$2,101,709	$2,249,079	$14,528,332	$16,777,411	$16,912,036	$—
Residential second mortgage	893,197	555,172	338,025	2,410,518	2,748,543	2,774,631	—
Home equity lines of credit	658,378	228,997	429,381	2,459,636	2,889,017	2,889,017	—

Total single-family residential loans	5,902,363	2,885,878	3,016,485	19,398,486	22,414,971	22,575,684	—

Commercial loans:
Commercial and multi-family real estate	3,689,300	1,401,926	2,287,374	4,722,522	7,009,896	7,025,759	—
Land acquisition and development	—	—	—	—	—	—	—
Real estate construction and development	77,381	64,976	12,405	—	12,405	11,250	—
Commercial and industrial	164,591	62,746	101,845	334,928	436,773	438,879	—

Total commercial loans	3,931,272	1,529,648	2,401,624	5,057,450	7,459,074	7,475,888	—

Consumer and installment	—	—	—	—	—	—	—

Total	9,833,635	4,415,526	5,418,109	24,455,936	29,874,045	30,051,572	—

WITH AN ALLOWANCE RECORDED:
Single-family residential loans:
Residential first mortgage	337,013	87,921	249,092	2,173,816	2,422,908	2,449,665	576,849
Residential second mortgage	47,008	14,919	32,089	319,185	351,274	353,244	124,352
Home equity lines of credit	6,090	90	6,000	327,688	333,688	333,688	275,939

Total single-family residential loans	390,111	102,930	287,181	2,820,689	3,107,870	3,136,597	977,140

Commercial loans:
Commercial and multi-family real estate	—	—	—	15,539	15,539	15,814	3,539
Land acquisition and development	—	—	—	—	—	—	—
Real estate construction and development	—	—	—	—	—	—	—
Commercial and industrial	—	—	—	188,301	188,301	188,933	41,433

Total commercial loans	—	—	—	203,840	203,840	204,747	44,972

Consumer and installment	—	—	—	—	—	—	—

Total	390,111	102,930	287,181	3,024,529	3,311,710	3,341,344	1,022,112

TOTAL:
Single-family residential loans:
Residential first mortgage	4,687,801	2,189,630	2,498,171	16,702,148	19,200,319	19,361,701	576,849
Residential second mortgage	940,205	570,091	370,114	2,729,703	3,099,817	3,127,875	124,352
Home equity lines of credit	664,468	229,087	435,381	2,787,324	3,222,705	3,222,705	275,939

Total single-family residential loans	6,292,474	2,988,808	3,303,666	22,219,175	25,522,841	25,712,281	977,140

Commercial loans:
Commercial and multi-family real estate	3,689,300	1,401,926	2,287,374	4,738,061	7,025,435	7,041,573	3,539
Land acquisition and development	—	—	—	—	—	—	—
Real estate construction and development	77,381	64,976	12,405	—	12,405	11,250	—
Commercial and industrial	164,591	62,746	101,845	523,229	625,074	627,812	41,433

Total commercial loans	3,931,272	1,529,648	2,401,624	5,261,290	7,662,914	7,680,635	44,972

Consumer and installment	—	—	—	—	—	—	—

Total	$10,223,746	$4,518,456	$5,705,290	$27,480,465	$33,185,755	$33,392,916	$1,022,112

	September 30, 2014
	Loans with Partial Charge-offs Recorded			Unpaid	Total
			Unpaid	Principal	Unpaid	Total
			Principal	Balance	Principal	Recorded
		Less	Balance	of Loans	Balance	Investment	Related
	Unpaid	Amount of	Net of	With No	Net of	Net of	Allowance
	Principal	Partial	Partial	Partial	Partial	Partial	For Loan
	Balance	Charge-offs	Charge-offs	Charge-offs	Charge-offs	Charge-offs	Losses
WITH NO RELATED ALLOWANCE RECORDED:
Single-family residential loans:
Residential first mortgage	$4,765,925	$2,147,646	$2,618,279	$16,127,230	$18,745,509	$18,922,860	$—
Residential second mortgage	919,433	521,046	398,387	2,730,620	3,129,007	3,160,090	—
Home equity lines of credit	734,388	339,195	395,193	2,817,687	3,212,880	3,212,880	—

Total single-family residential loans	6,419,746	3,007,887	3,411,859	21,675,537	25,087,396	25,295,830	—

Commercial loans:
Commercial and multi-family real estate	5,159,458	1,529,856	3,629,602	5,895,832	9,525,434	9,541,447	—
Land acquisition and development	4,643,113	870,436	3,772,677	—	3,772,677	3,772,677	—
Real estate construction and development	298,977	259,743	39,234	—	39,234	39,320	—
Commercial and industrial	2,224,473	1,079,699	1,144,774	1,364,237	2,509,011	2,512,450	—

Total commercial loans	12,326,021	3,739,734	8,586,287	7,260,069	15,846,356	15,865,894	—

Consumer and installment	107,963	93,842	14,121	47,298	61,419	61,919	—

Total	18,853,730	6,841,463	12,012,267	28,982,904	40,995,171	41,223,643	—

WITH AN ALLOWANCE RECORDED:
Single-family residential loans:
Residential first mortgage	119,788	18,550	101,238	3,673,398	3,774,636	3,808,508	759,169
Residential second mortgage	32,200	57	32,143	521,855	553,998	559,333	191,206
Home equity lines of credit	—	—	—	104,618	104,618	104,618	98,618

Total single-family residential loans	151,988	18,607	133,381	4,299,871	4,433,252	4,472,459	1,048,993

Commercial loans:
Commercial and multi-family real estate	—	—	—	26,227	26,227	26,502	14,227
Commercial and industrial	—	—	—	481,534	481,534	482,961	135,404

Total commercial loans	—	—	—	507,761	507,761	509,463	149,631

Consumer and installment	—	—	—	—	—	—	—

Total	151,988	18,607	133,381	4,807,632	4,941,013	4,981,922	1,198,624

TOTAL:
Single-family residential loans:
Residential first mortgage	4,885,713	2,166,196	2,719,517	19,800,628	22,520,145	22,731,368	759,169
Residential second mortgage	951,633	521,103	430,530	3,252,475	3,683,005	3,719,423	191,206
Home equity lines of credit	734,388	339,195	395,193	2,922,305	3,317,498	3,317,498	98,618

Total single-family residential loans	6,571,734	3,026,494	3,545,240	25,975,408	29,520,648	29,768,289	1,048,993

Commercial loans:
Commercial and multi-family real estate	5,159,458	1,529,856	3,629,602	5,922,059	9,551,661	9,567,949	14,227
Land acquisition and development	4,643,113	870,436	3,772,677	—	3,772,677	3,772,677	—
Real estate construction and development	298,977	259,743	39,234	—	39,234	39,320	—
Commercial and industrial	2,224,473	1,079,699	1,144,774	1,845,771	2,990,545	2,995,411	135,404

Total commercial loans	12,326,021	3,739,734	8,586,287	7,767,830	16,354,117	16,375,357	149,631

Consumer and installment	107,963	93,842	14,121	47,298	61,419	61,919	—

Total	$19,005,718	$6,860,070	$12,145,648	$33,790,536	$45,936,184	$46,205,565	$1,198,624

During the years ended September 30, 2015 and 2014, charge-offs of non-performing and impaired loans totaled $2.9 million and $6.0 million, respectively, including partial charge-offs of $792,000 and $3.2 million, respectively.  At September 30, 2015 and 2014, the remaining principal balance of non-performing and impaired loans for which the Company previously recorded partial charge-offs totaled $5.7 million and $12.1 million, respectively.

The following tables contain a summary of the average recorded investments in impaired loans and the interest income recognized on such loans for the years ended September 30, 2015 and 2014, respectively.  The recorded investments have been reduced by all partial charge-offs.

	Year Ended
	September 30, 2015		September 30, 2014
	Average	Interest	Average	Interest
	Recorded	Income	Recorded	Income
	Investment	Recognized	Investment	Recognized
With no related allowance recorded:
Single-family residential loans:
Residential first mortgage	$17,881,616	$451,993	$21,539,233	$466,598
Residential second mortgage	3,235,818	85,420	3,033,653	92,365
Home equity lines of credit	3,021,067	26,739	3,213,968	44,688
Commercial loans:
Commercial and multi-family real estate	8,364,621	201,859	9,903,237	308,740
Land acquisition and development	769,907	—	1,365,918	—
Real estate construction and development	17,415	—	36,968	—
Commercial and industrial	1,322,040	36,051	2,375,527	6,117
Consumer and installment	43,586	—	123,769	—

Total		802,062		918,508

With an allowance recorded:
Single-family residential loans:
Residential first mortgage	3,008,914	—	3,597,246	528
Residential second mortgage	380,503	—	594,299	—
Home equity lines of credit	328,724	—	373,628	—
Commercial loans:
Commercial and multi-family real estate	21,118	—	706,924	—
Land acquisition and development	—	—	694,203	—
Real estate construction and development	—	—	1,618	—
Commercial and industrial	262,707	—	416,170	—
Consumer and installment	9,588	—	3,297	—

Total		—		528

Total:
Single-family residential loans:
Residential first mortgage	20,890,530	451,993	25,136,479	467,126
Residential second mortgage	3,616,321	85,420	3,627,952	92,365
Home equity lines of credit	3,349,791	26,739	3,587,596	44,688
Commercial loans:
Commercial and multi-family real estate	8,385,739	201,859	10,610,161	308,740
Land acquisition and development	769,907	—	2,060,121	—
Real estate construction and development	17,415	—	38,586	—
Commercial and industrial	1,584,747	36,051	2,791,697	6,117
Consumer and installment	53,174	—	127,066	—

Total		$802,062		$919,036

Delinquent and Non-Accrual Loans

The delinquency status of loans is determined based on the contractual terms of the notes.  Borrowers are generally classified as delinquent once payments become 30 days or more past due.  The Company’s policy is to discontinue the accrual of interest income on any loan when, in the opinion of management, the ultimate collectability of interest or principal is no longer probable.  In general, loans are placed on non-accrual when they become 90 days or more past due.  However, management considers many factors before placing a loan on non-accrual, including the delinquency status of the loan, the overall financial condition of the borrower, the progress of management’s collection efforts and the value of the underlying collateral.  Previously accrued but unpaid interest is charged to current income at the time a loan is placed on non-accrual status.  Subsequent collections of cash may be applied as reductions to the principal balance, interest in arrears, or recorded as income depending on management’s assessment of the ultimate collectibility of the loan.  Non-accrual loans are returned to accrual status when, in the opinion of management, the financial condition of the borrower indicates that the timely collectability of interest and principal is probable and the borrower demonstrates the ability to pay under the terms of the note through a sustained period of repayment performance, which is generally six months.  Prior to returning a loan to accrual status, the loan is individually reviewed and evaluated.  Many factors are considered prior to returning a loan to accrual status, including a positive change in the borrower’s financial condition or the Company’s collateral position that, together with the sustained period of repayment performance, result in the likelihood of a loss that is no longer probable.

The following is a summary of the recorded investment in loans receivable by class that were 30 days or more past due with respect to contractual principal or interest payments at September 30, 2015 and 2014.  The summary does not include commercial loans that had passed their contractual maturity dates and were in the process of renewal because the borrowers were not past due 30 days or more with respect to their scheduled periodic principal or interest payments.

	September 30, 2015
							90 Days
			90 Days			Total	or More
	30 to 59 Days	60 to 89 Days	or More	Total		Loans	And Still
	Past Due	Past Due	Past Due	Past Due	Current	Receivable	Accruing	Nonaccrual
Single-family residential:
Residential first mortgage	$2,825,620	$1,011,186	$992,398	$4,829,204	$316,265,868	$321,095,072	$—	$9,496,061
Residential second mortgage	225,338	142,622	450,028	817,988	41,354,874	42,172,862	—	1,608,998
Home equity lines of credit	1,082,727	405,717	497,416	1,985,860	68,905,033	70,890,893	—	2,504,838

Total single-family residential	4,133,685	1,559,525	1,939,842	7,633,052	426,525,775	434,158,827	—	13,609,897

Commercial:
Commercial and multi-family real estate	76,880	—	229,956	306,836	401,572,086	401,878,922	—	3,447,157
Land acquisition and development	—	—	—	—	32,672,827	32,672,827	—	—
Real estate construction and development	—	11,250	—	11,250	75,158,136	75,169,386	—	11,250
Commercial and industrial	—	—	301,128	301,128	258,335,005	258,636,133	—	627,812

Total commercial	76,880	11,250	531,084	619,214	767,738,054	768,357,268	—	4,086,219

Consumer and installment	2,420	—	—	2,420	1,649,996	1,652,416	—	—

Total	$4,212,985	$1,570,775	$2,470,926	$8,254,686	$1,195,913,825	$1,204,168,511	$—	$17,696,116

	September 30, 2014

							90 Days
			90 Days			Total	or More
	30 to 59 Days	60 to 89 Days	or More	Total		Loans	And Still
	Past Due	Past Due	Past Due	Past Due	Current	Receivable	Accruing	Nonaccrual

Single-family residential:
Residential first mortgage	$2,859,631	$169,242	$3,189,220	$6,218,093	$269,552,935	$275,771,028	$—	$12,319,237
Residential second mortgage	419,156	594,765	136,093	1,150,014	38,709,836	39,859,850	—	1,980,668
Home equity lines of credit	1,627,109	343,333	432,734	2,403,176	88,179,764	90,582,940	—	2,615,409

Total single-family residential	4,905,896	1,107,340	3,758,047	9,771,283	396,442,535	406,213,818	—	16,915,314

Commercial:
Commercial and multi-family real estate	105,905	273,635	397,641	777,181	396,613,928	397,391,109	—	4,467,240
Land acquisition and development	—	—	38,250	38,250	37,070,797	37,109,047	—	3,772,677
Real estate construction and development	—	39,321	—	39,321	46,381,012	46,420,333	—	39,321
Commercial and industrial	96,056	—	836,511	932,567	234,742,506	235,675,073	—	1,943,321

Total commercial	201,961	312,956	1,272,402	1,787,319	714,808,243	716,595,562	—	10,222,559

Consumer and installment	1,417	—	—	1,417	4,029,114	4,030,531	—	14,619

Total	$5,109,274	$1,420,296	$5,030,449	$11,560,019	$1,115,279,892	$1,126,839,911	$—	$27,152,492

Credit Quality

The credit quality of the Company’s residential and consumer loans is primarily monitored on the basis of aging and delinquency, as summarized in the table above.  The credit quality of the Company’s commercial loans is primarily monitored using an internal rating system reflecting management’s risk assessment based on an analysis of several factors, including the borrower’s financial condition, the financial condition of the underlying business, cash flows of the underlying collateral and the delinquency status of the loan.  The internal system assigns one of the following five risk gradings.  The “pass” category consists of a range of loan sub-grades that reflect various levels of acceptable risk.  Movement of risk through the various sub-grade levels in the “pass” category is monitored for early identification of credit deterioration.  The “special mention” rating is considered a “watch” rating rather than an “adverse” rating and is assigned to loans where the borrower exhibits negative financial trends due to borrower-specific or systemic conditions that, if left uncorrected, threaten the borrower’s capacity to meet its debt obligations.  The borrower is believed to have sufficient financial flexibility to react to and resolve its negative financial situation. This is a transitional grade that is closely monitored for improvement or deterioration.  The “substandard” rating is assigned to loans where the borrower exhibits well-defined weaknesses that jeopardize its continued performance and are of a severity that the distinct possibility of default exists.  The “doubtful” rating is assigned to loans that have the weaknesses of substandard assets with the additional characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, questionable, resulting in a high probability of loss.  An asset classified as “loss” is considered uncollectible and of such little value that charge-off is generally warranted.  In limited circumstances, the Company might establish a specific allowance on assets classified as loss if a charge-off is not yet warranted because circumstances that impact the valuation are changing.

The following is a summary of the recorded investment of loan risk ratings by class at September 30, 2015 and 2014.

	September 30, 2015
		Special
	Pass	Mention	Substandard	Doubtful	Loss
Single-family residential:
Residential first mortgage	$311,599,012	$—	$7,400,820	$2,095,240	$—
Residential second mortgage	40,563,864	—	1,060,090	548,908	—
Home equity lines of credit	68,273,260	31,875	1,694,942	890,816	—

Total single-family residential	420,436,136	31,875	10,155,852	3,534,964	—

Commercial:
Commercial and multi-family real estate	389,876,016	5,409,528	6,593,378	—	—
Land acquisition and development	31,693,551	—	979,276	—	—
Real estate construction and development	75,158,136	—	—	11,250	—
Commercial and industrial	248,139,435	8,842,268	1,654,430	—	—

Total commercial	744,867,138	14,251,796	9,227,084	11,250	—

Consumer and installment	1,652,416	—	—	—	—

Total	1,166,955,690	14,283,671	19,382,936	3,546,214	—
Less related specific allowance	—	—	(527,670)	(494,442)	—

Total net of allowance	$1,166,955,690	$14,283,671	$18,855,266	$3,051,772	$—

	September 30, 2014
		Special
	Pass	Mention	Substandard	Doubtful	Loss
Single-family residential:
Residential first mortgage	$262,420,207	$131,870	$9,378,521	$3,840,430	$—
Residential second mortgage	37,795,192	—	1,761,632	303,026	—
Home equity lines of credit	87,873,860	93,671	2,054,871	560,538	—

Total single-family residential	388,089,259	225,541	13,195,024	4,703,994	—

Commercial:
Commercial and multi-family real estate	379,336,720	10,206,634	7,847,755	—	—
Land acquisition and development	29,414,135	2,588,905	5,067,757	38,250	—
Real estate construction and development	46,381,012	—	—	39,321	—
Commercial and industrial	230,560,753	2,618,045	2,496,275	—	—

Total commercial	685,692,620	15,413,584	15,411,787	77,571	—

Consumer and installment	3,780,601	235,312	14,618	—	—

Total	1,077,562,480	15,874,437	28,621,429	4,781,565	—
Less related specific allowance	—	—	(728,461)	(470,163)	—

Total net of allowance	$1,077,562,480	$15,874,437	$27,892,968	$4,311,402	$—

Troubled Debt Restructurings

The following is a summary of the unpaid principal balance and recorded investment of troubled debt restructurings as of September 30, 2015 and 2014.  The recorded investments and unpaid principal balances have been reduced by all partial charge-offs of the related loans to the allowance for loan losses.  The recorded investment of certain loan categories exceeds the unpaid principal balance of such categories as the result of the deferral and capitalization of certain direct loan origination costs, net of any origination fees collected, under ASC 310-20-30.

	September 30, 2015		September 30, 2014
	Unpaid		Unpaid
	Principal		Principal
	Balance		Balance
	Net of	Recorded	Net of	Recorded
	Charge-offs	Investment	Charge-offs	Investment
Classified as non-performing loans (1):
Current under restructured terms	$9,768,545	$9,838,465	$10,985,340	$11,068,219
Past due under restructured terms	2,267,010	2,280,083	5,589,008	5,630,498

Total non-performing	12,035,555	12,118,548	16,574,348	16,698,717
Returned to accrual status	15,611,280	15,696,800	18,963,927	19,053,073

Total troubled debt restructurings	$27,646,835	$27,815,348	$35,538,275	$35,751,790

(1)	All non-performing loans at September 30, 2015 and 2014 were classified as non-accrual.

A loan is classified as a troubled debt restructuring if the Company, for economic or legal reasons related to the borrower’s financial difficulties, grants a concession to the borrower that it would not otherwise consider.  Such concessions related to residential mortgage and consumer loans usually include a modification of loan terms, such as a reduction of the rate to below-market terms, adding past-due interest to the loan balance, extending the maturity date, or a discharge in bankruptcy and the borrower has not reaffirmed the debt.  Such concessions related to commercial loans usually include a modification of loan terms, such as a reduction of the rate to below-market terms, adding past-due interest to the loan balance or extending the maturity date, and, to a much lesser extent, a partial forgiveness of debt.  In addition, because of their short-term nature, a commercial loan could be classified as a troubled debt restructuring if the loan matures, the borrower is considered troubled and the scheduled renewal rate on the loan is determined to be less than a risk-adjusted market interest rate on a similar credit.  A loan classified as a troubled debt restructuring will generally retain such classification and measurement until the loan is paid in full.  However, a restructured loan that is in compliance with its modified terms and yields a market rate of interest at the time of restructuring is removed from the troubled debt restructuring disclosures once the borrower demonstrates the ability to pay under the terms of the restructured note through a sustained period of repayment performance, which is generally one year.  Interest income on restructured loans is accrued at the reduced rate and the loan is returned to accrual status once the borrower demonstrates the ability to pay under the terms of the restructured note through a sustained period of repayment performance, which is generally six months.  Loans classified as troubled debt restructurings are evaluated individually for impairment.  In addition, all charge-offs and changes in specific allowances related to loans classified as troubled debt restructurings are included in the historical loss rates used to determine the allowance and related provision for loan losses, as discussed above.

Loans that were restructured within the years ended September 30, 2015, 2014 and 2013 and loans that were restructured during the preceding twelve months and defaulted during the years ended September 30, 2015, 2014 and 2013 are presented within the table below. The Company considers a loan to have defaulted when it becomes 90 or more days delinquent under the modified terms, has been transferred to non-accrual status, has been charged off or has been settled through or in lieu of foreclosure.

				Restructured During Preceding
	Total Restructured During			Twelve Months and Defaulted During
	Year Ended September 30,			Year Ended September 30,
	2015	2014	2013	2015	2014	2013

Residential mortgage loans	$3,087,339	$4,303,445	$3,950,779	$852,124	$1,109,007	$3,611,561
Commercial loans	—	2,232,836	5,086,481	—	—	89,296
Consumer loans	—	—	1,341	—	—	—

Total	$3,087,339	$6,536,281	$9,038,601	$852,124	$1,109,007	$3,700,857

The amount of additional undisbursed funds that were committed to borrowers who were included in troubled debt restructured status at September 30, 2015 and 2014 was $4,000 and $15,000, respectively.

The financial impact of troubled debt restructurings can include loss of interest due to reductions in interest rates and partial or total forgiveness of accrued interest, and increases in the provision for losses.  The gross amount of interest that would have been recognized under the original terms of renegotiated loans was $2.0 million and $2.4 million for the years ended September 30, 2015 and 2014, respectively.  The actual amount of interest income recognized under the restructured terms totaled $852,000 and $989,000 for the years ended September 30, 2015 and 2014.  Provision for losses related to restructured loans totaled $779,000 for the year ended September 30, 2015 compared with a net credit to the provision for losses related to restructured loans of $83,000 for the year ended September 30, 2014.  Specific loan loss allowance related to troubled debt restructurings were $550,000 and $797,000 at September 30, 2015 and 2014, respectively.